Note 16 - Tax Expense - Movement in Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	$ (7,840)	$ (4,147)
Recognised in profit or loss	(6,838)	(5,806)
Foreign exchange movement	9,757	2,103
Deferred tax assets (liabilities)	(4,921)	(7,840)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	(9,328)	(5,380)
Recognised in profit or loss	(8,560)	(6,439)
Foreign exchange movement	11,565	2,491
Deferred tax assets (liabilities)	(6,323)	(9,328)
Evaluation and exploration assets [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	(47)	(29)
Recognised in profit or loss	10	(31)
Foreign exchange movement	35	13
Deferred tax assets (liabilities)	(2)	(47)
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	3	13
Recognised in profit or loss	(295)	3
Foreign exchange movement	129	(13)
Deferred tax assets (liabilities)	(163)	3
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	(10)	(3)
Recognised in profit or loss	4	(8)
Foreign exchange movement	1	1
Deferred tax assets (liabilities)	(5)	(10)
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	499	530
Recognised in profit or loss	1,179	344
Foreign exchange movement	(945)	(375)
Deferred tax assets (liabilities)	733	499
Trade and other payables [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	989	639
Recognised in profit or loss	794	235
Foreign exchange movement	(969)	115
Deferred tax assets (liabilities)	814	989
Provisions [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	54	60
Recognised in profit or loss	30	123
Foreign exchange movement	(59)	(129)
Deferred tax assets (liabilities)	25	54
Cash-settled awards [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	0	8
Recognised in profit or loss		(8)
Foreign exchange movement		0
Deferred tax assets (liabilities)		0
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)	$ 0	15
Recognised in profit or loss		(25)
Foreign exchange movement		10
Deferred tax assets (liabilities)		$ 0